Other Liabilities - Summary of Other Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial liabilities:
Payables for customers' online transactions	₸ 15,363	₸ 49,679
Payables to suppliers	22,454	13,603
Accrued expenses	2,300	2,709
Accrued dividends payable to non-controlling interest	362	1,241
Derivative financial liabilities	262	1,165
Other	967	324
Total financial liabilities	41,708	68,721
Other non-financial liabilities:
Other taxes payable	18,757	15,295
Deferred revenue	13,677	12,436
Accumulated employee benefits, vacation liabilities	8,295	6,210
Deferred tax liabilities	4,377	3,162
Current income tax payable	3,404	1,096
Other	14,132	8,352
Total non-financial liabilities	62,642	46,551
Total other liabilities	₸ 104,350	₸ 115,272